Average Annual Total Returns - Longleaf Partners Fund	May 01, 2021
S&P 500 Index
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
Longleaf Partners Fund
Average Annual Return:
1 Year	10.53%	[2]
5 Years	7.74%	[2]
10 Years	6.34%	[2]
Longleaf Partners Fund | After Taxes on Distributions
Average Annual Return:
1 Year	9.43%	[2],[3]
5 Years	5.89%	[2],[3]
10 Years	4.35%	[2],[3]
Longleaf Partners Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.54%	[2],[3]
5 Years	5.88%	[2],[3]
10 Years	4.87%	[2],[3]

[1]	Comparative Index (no deductions for fees, expenses, or taxes)
[2]	(net of fees and expenses)
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.